Operating Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Operating segment information

	Year Ended September 30, 2012
	U.S. & Canada	Latin America	Other International	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$291,497	$41,567	$—	$333,064
Jewelry scrapping sales	191,905	10,576	—	202,481
Pawn service charges	210,601	22,937	—	233,538
Consumer loan fees	163,896	26,901	9,884	200,681
Other revenues	3,759	1,292	308	5,359
Total revenues	861,658	103,273	10,192	975,123
Merchandise cost of goods sold	168,133	22,504	—	190,637
Jewelry scrapping cost of goods sold	122,604	8,111	—	130,715
Consumer loan bad debt	35,398	309	3,663	39,370
Net revenues	535,523	72,349	6,529	614,401
Segment items:
Operations	292,371	37,259	6,718	336,348
Depreciation	13,058	3,319	177	16,554
Amortization	521	1,370	46	1,937
(Gain) loss on sale or disposal of assets	(261)	12	223	(26)
Interest income, net	(3)	(4,507)	(1)	(4,511)
Equity in net income of unconsolidated affiliates	—	—	(17,400)	(17,400)
Other income	(647)	(5)	(559)	(1,211)
Segment contribution	$230,484	$34,901	$17,325	$282,710
Corporate expenses:
Administrative				47,912
Depreciation				5,457
Amortization				19
Gain on sale or disposal of assets				(1)
Interest expense, net				2,961
Income from continuing operations before income taxes				226,362
Income tax expense				71,252
Income from continuing operations, net of tax				155,110
Loss from discontinued operations, net of tax				(4,533)
Net income				150,577
Net income attributable to redeemable noncontrolling interest				6,869
Net income attributable to EZCORP, Inc.				$143,708

	Year Ended September 30, 2011
	U.S. & Canada	Latin America	Other International	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$256,694	$25,022	$—	$281,716
Jewelry scrapping sales	195,920	8,938	—	204,858
Pawn service charges	184,204	15,542	—	199,746
Consumer loan fees	164,895	—	—	164,895
Other revenues	1,484	99	—	1,583
Total revenues	803,197	49,601	—	852,798
Merchandise cost of goods sold	147,297	14,537	—	161,834
Jewelry scrapping cost of goods sold	121,051	6,819	—	127,870
Consumer loan bad debt	36,791	—	—	36,791
Net revenues	498,058	28,245	—	526,303
Segment items:
Operations	260,340	21,260	795	282,395
Depreciation	10,858	2,066	—	12,924
Amortization	452	382	—	834
Loss on sale or disposal of assets	281	12	—	293
Interest expense, net	30	4	—	34
Equity in net income of unconsolidated affiliates	—	—	(16,237)	(16,237)
Other (income) expense	(3)	7	(168)	(164)
Segment contribution	$226,100	$4,514	$15,610	$246,224
Corporate expenses:
Administrative				50,584
Depreciation				3,832
Interest expense, net				1,619
Income from continuing operations before income taxes				190,189
Income tax expense				66,472
Income from continuing operations, net of tax				123,717
Loss from discontinued operations, net of tax				(1,558)
Net income				122,159
Net income attributable to redeemable noncontrolling interest				—
Net income attributable to EZCORP, Inc.				$122,159

	Year Ended September 30, 2010
	U.S. & Canada	Latin America	Other International	Consolidated
	(in thousands)
Revenues:
Merchandise sales	$226,404	$13,937	$—	$240,341
Jewelry scrapping sales	163,938	4,988	—	168,926
Pawn service charges	154,501	8,778	—	163,279
Consumer loan fees	152,163	—	—	152,163
Other revenues	459	—	—	459
Total revenues	697,465	27,703	—	725,168
Merchandise cost of goods sold	131,808	8,320	—	140,128
Jewelry scrapping cost of goods sold	104,658	4,158	—	108,816
Consumer loan bad debt	32,969	—	—	32,969
Net revenues	428,030	15,225	—	443,255
Segment items:
Operations	238,309	12,547	69	250,925
Depreciation	9,271	1,277	—	10,548
Amortization	275	347	—	622
Loss (gain) on sale or disposal of assets	1,545	(2)	—	1,543
Interest expense, net	—	2	—	2
Equity in net income of unconsolidated affiliates	—	—	(10,750)	(10,750)
Other expense (income)	3	(3)	(93)	(93)
Segment contribution	$178,627	$1,057	$10,774	$190,458
Corporate expenses:
Administrative				33,358
Depreciation				3,134
Gain on sale or disposal of assets				(16)
Interest expense, net				1,197
Income from continuing operations before income taxes				152,785
Income tax expense				54,142
Income from continuing operations, net of tax				98,643
Loss from discontinued operations, net of tax				(1,349)
Net income				97,294
Net income attributable to redeemable noncontrolling interest				—
Net income attributable to EZCORP, Inc.				$97,294

Separately identified segment assets
The following table presents separately identified segment assets:

	U.S & Canada	Latin America	Other International	Consolidated
	(in thousands)
Assets at September 30, 2012
Cash and cash equivalents	$14,820	$20,702	$1,789	$37,311
Restricted cash	—	1,145	—	1,145
Pawn loans, net	140,885	16,763	—	157,648
Consumer loans, net	18,960	73,422	3,767	96,149
Service charges and fees receivable, net	34,066	24,637	1,114	59,817
Inventory, net	94,449	14,765	—	109,214
Property and equipment, net	60,947	23,220	1,503	85,670
Restricted cash, non-current	—	4,337	—	4,337
Goodwill	224,306	110,401	39,956	374,663
Intangibles, net	18,824	21,867	2,946	43,637
Total separately identified recorded segment assets	$607,257	$311,259	$51,075	$969,591
Consumer loans outstanding from unaffiliated lenders	$25,484	$—	$—	$25,484
Assets at September 30, 2011
Cash and cash equivalents	$10,040	$1,496	$—	$11,536
Pawn loans, net	134,457	10,861	—	145,318
Consumer loans, net	14,611	—	—	14,611
Service charges and fees receivable, net	31,567	1,663	—	33,230
Inventory, net	81,859	8,514	—	90,373
Property and equipment, net	51,469	12,769	—	64,238
Goodwill	163,897	9,309	—	173,206
Intangibles, net	16,775	867	—	17,642
Total separately identified recorded segment assets	$504,675	$45,479	$—	$550,154
Consumer loans outstanding from unaffiliated lenders	$27,040	$—	$—	$27,040

Reconciliation of separately identified recorded segment assets to consolidated total assets:
The following table reconciles separately identified recorded segment assets, as shown above, to our consolidated total assets:

	September 30,
	2012	2011
	(in thousands)
Total separately identified recorded segment assets	$969,591	$550,154
Corporate assets	248,416	206,296
Total assets	$1,218,007	$756,450

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following tables provide geographic information required by ASC 280-10-50-41:

	Fiscal Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenues:
U.S.	$850,946	$795,825	$695,956
Mexico	103,273	49,601	27,703
Canada	10,712	7,372	1,509
U.K	10,192	—	—
Total	$975,123	$852,798	$725,168

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	September 30,
	2012	2011
	(in thousands)
Long-Lived assets:
U.S.	$317,887	$240,661
Mexico	155,488	22,945
Canada	10,199	7,888
U.K	44,363	—
Other	42	—
Total	$527,979	$271,494